SUBSEQUENT EVENTS - Vallon - Q1 (Details) $ / shares in Units, $ in Thousands	Apr. 21, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($)	Dec. 14, 2022 USD ($)	Sep. 30, 2023 shares	Jun. 30, 2023 shares	May 08, 2023 $ / shares shares	Apr. 20, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2022 shares	Sep. 30, 2022 shares	Jul. 31, 2022 $ / shares shares	Jun. 30, 2022 shares	May 17, 2022 $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2021 shares
Subsequent Event [Line Items]
Common stock, exchange ratio	0.0374
Warrants granted (in shares)											31,250		3,700,000
Warrant exercise price (in usd per share) | $ / shares											$ 0.01		$ 0.9382
Common stock, shares issued (in shares)				2,956,354					999,748
Common stock, shares outstanding (in shares)				2,956,354					999,748
Common stock, shares authorized (in shares)				250,000,000					250,000,000
Common Stock
Subsequent Event [Line Items]
Conversion of stock (in shares)	253,842
Additional shares converted into common stock (in shares)	1,015,368
Common stock, shares outstanding (in shares)				2,956,354	2,956,354			1,000,215	999,748	851,419		851,419		851,419	851,419
Exchange Warrants
Subsequent Event [Line Items]
Warrants granted (in shares)	421,589
Warrant exercise price (in usd per share) | $ / shares	$ 14.73
Bridge SPA
Subsequent Event [Line Items]
Aggregate principal amount | $		$ 1,667	$ 1,667
Aggregate purchase price | $		$ 1,250	$ 1,250
Investor
Subsequent Event [Line Items]
Investment in cash | $	$ 12,250
Investor | Exchange Warrants
Subsequent Event [Line Items]
Warrant exercise price (in usd per share) | $ / shares						$ 14.73
Investor | Series A-1 Warrants
Subsequent Event [Line Items]
Warrants granted (in shares)						1,269,210
Warrant exercise price (in usd per share) | $ / shares						$ 13.51
Investor | Series A-1 Warrants | Common Stock
Subsequent Event [Line Items]
Warrants granted (in shares)						814,467
Warrant exercise price (in usd per share) | $ / shares						$ 13.51
Investor | Series A-2 Warrants
Subsequent Event [Line Items]
Warrants granted (in shares)						1,142,289
Warrant exercise price (in usd per share) | $ / shares						$ 14.74
Investor | Series A-2 Warrants | Common Stock
Subsequent Event [Line Items]
Warrants granted (in shares)						814,467
Warrant exercise price (in usd per share) | $ / shares						$ 14.74
Investor | Series T Warrants
Subsequent Event [Line Items]
Warrants granted (in shares)						814,467
Warrant exercise price (in usd per share) | $ / shares						$ 12.28
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Subsequent Event [Line Items]
Warrants granted (in shares)													123,333
Warrant exercise price (in usd per share) | $ / shares													$ 28.146
Common stock, shares issued (in shares)								449,408	449,408
Common stock, shares outstanding (in shares)								449,408	449,408
Common stock, shares authorized (in shares)								250,000,000	250,000,000
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Common Stock
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)								449,408	449,408						227,093
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)	2,918,954
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | A&R 2918 Plan
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)	216,666						168,905
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | Chief Executive Officer
Subsequent Event [Line Items]
Severance, maximum term	18 months
Lump sum payment (as a percentage of target bonus)	150.00%
Execution of payment period	15 days
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Conversion of stock (in shares)	253,842
Additional shares converted into common stock (in shares)	1,015,368
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | Exchange Warrants
Subsequent Event [Line Items]
Warrants granted (in shares)	421,589
Warrant exercise price (in usd per share) | $ / shares	$ 14.73
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | Series A-1 Warrants | Investor
Subsequent Event [Line Items]
Warrants granted (in shares)						1,269,210
Warrant exercise price (in usd per share) | $ / shares						$ 13.51
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | Series A-1 Warrants | Common Stock | Investor
Subsequent Event [Line Items]
Warrants granted (in shares)						814,467
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | Series A-2 Warrants | Investor
Subsequent Event [Line Items]
Warrants granted (in shares)						1,142,289
Warrant exercise price (in usd per share) | $ / shares						$ 14.74
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | Series A-2 Warrants | Common Stock | Investor
Subsequent Event [Line Items]
Warrants granted (in shares)						814,467
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | Series T Warrants | Investor
Subsequent Event [Line Items]
Warrant exercise price (in usd per share) | $ / shares						$ 12.28
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | Series T Warrants | Common Stock | Investor
Subsequent Event [Line Items]
Common stock, shares issued (in shares)						814,467
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | GRI Bio, Inc
Subsequent Event [Line Items]
Common stock, exchange ratio	0.0374
Common stock, shares issued (in shares)	6,787,219
Common stock placed into escrow (in shares)	27,148,877
Common stock, shares outstanding (in shares)	1,201,077
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | GRI Bio, Inc | Bridge SPA
Subsequent Event [Line Items]
Aggregate principal amount | $	$ 3,333
Aggregate purchase price | $	$ 2,500
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | GRI Bio, Inc | Bridge SPA | Bridge Warrant
Subsequent Event [Line Items]
Warrants granted (in shares)	2,504,980
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event | Investor
Subsequent Event [Line Items]
Investment in cash | $	$ 12,250